UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)
















PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH FUND
OCTOBER 31, 2010










                                                                      (Form N-Q)

48450-1210                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
October 31, 2010 (unaudited)

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
            COMMON STOCKS (99.0%)

            CONSUMER DISCRETIONARY (17.7%)
            ------------------------------
            ADVERTISING (2.1%)
  384,054   Omnicom Group, Inc. (a)                                         $    16,883
                                                                            -----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.9%)
  150,867   Coach, Inc.                                                           7,543
                                                                            -----------
            APPAREL RETAIL (1.0%)
  132,313   Ross Stores, Inc.                                                     7,805
                                                                            -----------
            AUTO PARTS & EQUIPMENT (1.0%)
  226,313   Johnson Controls, Inc.                                                7,948
                                                                            -----------
            AUTOMOTIVE RETAIL (1.0%)
   34,578   AutoZone, Inc. *                                                      8,217
                                                                            -----------
            FOOTWEAR (0.8%)
   83,293   NIKE, Inc. "B"                                                        6,784
                                                                            -----------
            GENERAL MERCHANDISE STORES (1.9%)
  151,293   Dollar Tree, Inc. *                                                   7,763
  150,749   Target Corp.                                                          7,830
                                                                            -----------
                                                                                 15,593
                                                                            -----------
            HOME IMPROVEMENT RETAIL (1.0%)
  172,720   Home Depot, Inc.                                                      5,334
  118,055   Lowe's Companies, Inc.                                                2,518
                                                                            -----------
                                                                                  7,852
                                                                            -----------
            INTERNET RETAIL (4.4%)
  179,681   Amazon.com, Inc. *                                                   29,672
  133,725   Blue Nile, Inc. *(a)                                                  5,697
                                                                            -----------
                                                                                 35,369
                                                                            -----------
            LEISURE PRODUCTS (0.9%)
  293,483   Mattel, Inc.                                                          6,847
                                                                            -----------
            RESTAURANTS (1.8%)
  248,904   Cheesecake Factory, Inc. *                                            7,248
  245,570   Starbucks Corp.                                                       6,994
                                                                            -----------
                                                                                 14,242
                                                                            -----------
            SPECIALTY STORES (0.9%)
  191,781   PetSmart, Inc.                                                        7,178
                                                                            -----------
            Total Consumer Discretionary                                        142,261
                                                                            -----------

            CONSUMER STAPLES (3.6%)
            -----------------------
            DISTILLERS & VINTNERS (0.7%)
   80,544   Diageo plc ADR                                                        5,960
                                                                            -----------
            HOUSEHOLD PRODUCTS (1.6%)
   95,673   Clorox Co.                                                            6,367

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1  | USAA Growth Fund

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
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
   99,317   Procter & Gamble Co.                                            $     6,314
                                                                            -----------
                                                                                 12,681
                                                                            -----------
            SOFT DRINKS (1.3%)
  164,034   Coca-Cola Co.                                                        10,058
                                                                            -----------
            Total Consumer Staples                                               28,699
                                                                            -----------

            ENERGY (3.6%)
            -------------
            INTEGRATED OIL & GAS (1.0%)
    9,460   Chevron Corp.                                                           782
   14,688   ConocoPhillips                                                          872
   81,810   Occidental Petroleum Corp.                                            6,433
                                                                            -----------
                                                                                  8,087
                                                                            -----------
            OIL & GAS DRILLING (1.0%)
  180,621   Helmerich & Payne, Inc.                                               7,727
                                                                            -----------
            OIL & GAS EQUIPMENT & SERVICES (1.6%)
  155,441   Schlumberger Ltd.                                                    10,864
  119,677   Weatherford International Ltd. *(a)                                   2,011
                                                                            -----------
                                                                                 12,875
                                                                            -----------
            Total Energy                                                         28,689
                                                                            -----------

            FINANCIALS (7.6%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (4.9%)
  134,114   Ameriprise Financial, Inc.                                            6,932
   58,652   Franklin Resources, Inc.                                              6,728
  287,720   Legg Mason, Inc.                                                      8,928
  747,236   SEI Investments Co.                                                  16,551
                                                                            -----------
                                                                                 39,139
                                                                            -----------
            CONSUMER FINANCE (2.7%)
  532,175   American Express Co.                                                 22,064
                                                                            -----------
            Total Financials                                                     61,203
                                                                            -----------

            HEALTH CARE (15.3%)
            -------------------
            BIOTECHNOLOGY (6.1%)
  379,513   Amgen, Inc. *                                                        21,704
  323,943   Biogen Idec, Inc. *                                                  20,315
  174,784   Gilead Sciences, Inc. *                                               6,934
                                                                            -----------
                                                                                 48,953
                                                                            -----------
            HEALTH CARE DISTRIBUTORS (1.6%)
  203,848   AmerisourceBergen Corp.                                               6,690
   92,300   McKesson Corp.                                                        6,090
                                                                            -----------
                                                                                 12,780
                                                                            -----------
            HEALTH CARE EQUIPMENT (1.9%)
  174,858   Medtronic, Inc.                                                       6,157
  188,291   Zimmer Holdings, Inc. *                                               8,932
                                                                            -----------
                                                                                 15,089
                                                                            -----------
            HEALTH CARE SERVICES (0.8%)
  136,774   Express Scripts, Inc. *                                               6,636
                                                                            -----------
            MANAGED HEALTH CARE (1.1%)
  215,376   UnitedHealth Group, Inc.                                              7,764
   27,206   WellPoint, Inc. *                                                     1,479
                                                                            -----------
                                                                                  9,243
                                                                            -----------
            PHARMACEUTICALS (3.8%)
  103,172   Johnson & Johnson                                                     6,569

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
  250,429   Merck & Co., Inc.                                               $     9,086
  251,975   Novartis AG ADR (a)                                                  14,602
                                                                            -----------
                                                                                 30,257
                                                                            -----------
            Total Health Care                                                   122,958
                                                                            -----------
            INDUSTRIALS (14.6%)
            -------------------
            AIR FREIGHT & LOGISTICS (4.7%)
  296,813   Expeditors International of Washington, Inc.                         14,651
  350,206   United Parcel Service, Inc. "B"                                      23,583
                                                                            -----------
                                                                                 38,234
                                                                            -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.4%)
   85,441   Caterpillar, Inc.                                                     6,716
   76,692   Cummins, Inc.                                                         6,756
   94,853   Deere & Co.                                                           7,285
   96,635   Joy Global, Inc.                                                      6,856
                                                                            -----------
                                                                                 27,613
                                                                            -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
  137,809   Emerson Electric Co.                                                  7,566
                                                                            -----------
            INDUSTRIAL CONGLOMERATES (0.9%)
   82,123   3M Co.                                                                6,916
                                                                            -----------
            INDUSTRIAL MACHINERY (2.0%)
   90,490   Eaton Corp.                                                           8,038
  100,457   Parker-Hannifin Corp.                                                 7,690
                                                                            -----------
                                                                                 15,728
                                                                            -----------
            RAILROADS (1.8%)
  115,349   Norfolk Southern Corp.                                                7,093
   85,791   Union Pacific Corp.                                                   7,522
                                                                            -----------
                                                                                 14,615
                                                                            -----------
            TRADING COMPANIES & DISTRIBUTORS (0.9%)
   57,310   W.W. Grainger, Inc.                                                   7,108
                                                                            -----------
            Total Industrials                                                   117,780
                                                                            -----------
            INFORMATION TECHNOLOGY (35.6%)
            ------------------------------
            APPLICATION SOFTWARE (1.7%)
  154,794   FactSet Research Systems, Inc.                                       13,588
                                                                            -----------
            COMMUNICATIONS EQUIPMENT (5.2%)
1,054,260   Cisco Systems, Inc. *                                                24,069
  387,063   QUALCOMM, Inc.                                                       17,468
                                                                            -----------
                                                                                 41,537
                                                                            -----------
            COMPUTER HARDWARE (2.4%)
   22,510   Apple, Inc. *                                                         6,773
  483,345   Dell, Inc. *                                                          6,950
  127,700   Hewlett-Packard Co.                                                   5,371
                                                                            -----------
                                                                                 19,094
                                                                            -----------
            COMPUTER STORAGE & PERIPHERALS (6.1%)
  368,770   EMC Corp. *                                                           7,748
  172,914   Lexmark International, Inc. "A" *                                     6,576
  133,063   NetApp, Inc. *                                                        7,086
  351,184   QLogic Corp. *                                                        6,170
  186,838   SanDisk Corp. *                                                       7,021
  579,270   Seagate Technology plc *                                              8,486
  172,687   Western Digital Corp. *                                               5,530
                                                                            -----------
                                                                                 48,617
                                                                            -----------

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3  | USAA Growth Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (4.0%)
  130,240   Automatic Data Processing, Inc.                                 $     5,785
  337,012   Visa, Inc. "A"                                                       26,344
                                                                            -----------
                                                                                 32,129
                                                                            -----------
            ELECTRONIC COMPONENTS (0.8%)
  359,014   Corning, Inc.                                                         6,563
                                                                            -----------
            INTERNET SOFTWARE & SERVICES (3.7%)
   48,995   Google, Inc. "A" *                                                   30,033
                                                                            -----------
            IT Consulting & Other Services (0.9%)
   50,161   International Business Machines Corp.                                 7,203
                                                                            -----------
            SEMICONDUCTORS (5.3%)
  514,658   Altera Corp.                                                         16,063
  120,743   Analog Devices, Inc.                                                  4,065
  208,155   Broadcom Corp. "A"                                                    8,480
  317,325   Intel Corp.                                                           6,369
  265,704   Texas Instruments, Inc.                                               7,857
                                                                            -----------
                                                                                 42,834
                                                                            -----------
            SYSTEMS SOFTWARE (5.5%)
  544,633   Microsoft Corp.                                                      14,509
1,022,377   Oracle Corp.                                                         30,058
                                                                            -----------
                                                                                 44,567
                                                                            -----------
            Total Information Technology                                        286,165
                                                                            -----------

            MATERIALS (1.0%)
            ----------------
            DIVERSIFIED METALS & MINING (1.0%)
   90,289   Walter Industries, Inc.                                               7,942
                                                                            -----------
            Total Common Stocks (cost: $694,039)                                795,697
                                                                            -----------

            MONEY MARKET INSTRUMENTS (0.9%)

            MONEY MARKET FUNDS (0.9%)
7,647,502   State Street Institutional Liquid
               Reserve Fund, 0.22% (b)(cost: $7,648)                              7,648
                                                                            -----------
            Total Money Market Instruments
            (cost: $7,648)                                                        7,648
                                                                            -----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (3.4%)

            MONEY MARKET FUNDS (0.0%)
  202,949   Blackrock Liquidity Funds TempFund Portfolio, 0.21% (b)                 203
                                                                            -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (3.4%)
$  14,677   Credit Suisse First Boston LLC, 0.22%, acquired on
               10/29/2010 and due on 11/01/2010 at $14,677
               (collateralized by $14,805 of Fannie Mae(d),
               1.00%(c), due 11/23/2011; market value $14,976)                   14,677
   12,076   Deutsche Bank Securities, Inc., 0.21%, acquired on
               10/29/2010 and due on 11/01/2010 at $12,076
               (collateralized by $39,085 of U.S. Treasury, 4.28%(c),
               due 5/15/2037; market value $12,317)                              12,076
                                                                            -----------
            Total Repurchase Agreements                                          26,753
                                                                            -----------
            Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $26,956)                 26,956
                                                                            -----------

            TOTAL INVESTMENTS (COST: $728,643)                              $   830,301
                                                                            ===========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------
                                        (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                      QUOTED PRICES         OTHER            SIGNIFICANT
                                        IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                         MARKETS          OBSERVABLE            INPUTS
                                      FOR IDENTICAL         INPUTS
ASSETS                                    ASSETS                                                     TOTAL
--------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                       $     795,697      $        --        $          --       $      795,697
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                          7,648               --                   --                7,648
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                            203               --                   --                  203
  REPURCHASE AGREEMENTS                          --           26,753                   --               26,753
--------------------------------------------------------------------------------------------------------------
Total                                 $     803,548      $    26,753        $          --       $      830,301
--------------------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth Fund Shares and Growth Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the

================================================================================

6  | USAA Growth Fund

================================================================================

Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

================================================================================

7  | USAA Growth Fund

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2010, was approximately $26,306,000.

E. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $113,129,000 and $11,471,000, respectively, resulting in net unrealized appreciation of $101,658,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $804,004,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of October 31, 2010.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2010.
(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*      Non-income-producing security.

================================================================================

9  | USAA Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.